Differences in Quoted Prices of Gold and Foreign Currency - Summary of Difference in Quoted Prices of Gold and Foreign Currency (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Difference in quoted prices of gold and foreign currency [line items]
Translation of foreign currency assets and liabilities into pesos	$ (142,383)	$ (5,152,248)	$ 2,557,707
Income from foreign currency exchange	3,639,684	2,459,789	907,727
Total	$ 3,497,301	$ (2,692,459)	$ 3,465,434